RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Future minimum lease payments under capital leases (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
Total minimum lease payments	₽ 219,351	₽ 234,066
Less amount representing interest	(68,537)	(78,758)
Total present value of net minimum lease payments	150,814	155,308
Less current portion of lease obligations	(16,177)	(15,228)
Non-current lease liabilities	134,637	140,080
Cash outflow for leases	36,963	38,545	₽ 29,368
Cash outflows for leases included in interest paid	12,173	14,666	₽ 13,684
Gain on termination of lease agreements	464
Gain on termination of rent holidays	286
2021
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
Total minimum lease payments	27,094	27,650
Total present value of net minimum lease payments	16,177	15,228
1 year to 5 years
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
Total minimum lease payments	98,737	100,005
Total present value of net minimum lease payments	66,784	63,016
Over 5 years
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
Total minimum lease payments	93,520	106,411
Total present value of net minimum lease payments	₽ 67,853	₽ 77,064